EARNINGS PER SHARE	12 Months Ended
Dec. 31, 2011
EARNINGS PER SHARE

6.    EARNINGS PER SHARE

	Fiscal Year Ended December 31,	Six Months Ended December 31,	Fiscal Year Ended June, 30
	2011	2010	2010	2009
BASIC EARNINGS PER SHARE
Net income attributable to Gold Fields shareholders	881.5	12.6	391.0	160.9
Shares outstanding—beginning of year	720,796,887	705,903,511	704,749,849	653,200,682
Weighted average number of shares issued	1,579,341	5,108,162	614,351	17,127,580

Weighted average number of shares issued at the end of the year	722,376,228	711,011,673	705,364,200	670,328,262

Basic earnings per share	1.22	0.02	0.55	0.24

DILUTED EARNINGS PER SHARE
Net income attributable to Gold Fields shareholders	881.5	12.6	391.0	160.9
Weighted average number of shares issued at the end of the year	722,376,228	711,011,673	705,364,200	670,328,262
Effect of dilutive securities	8,411,270	8,677,377	9,185,642	7,462,470

	730,787,498	719,689,050	714,549,842	677,790,732

Diluted earnings per share	1.21	0.02	0.55	0.24